Offerings - Offering: 1	Aug. 11, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	34,369,190
Proposed Maximum Offering Price per Unit | $ / shares	72.22
Maximum Aggregate Offering Price	$ 2,482,142,901
Fee Rate	0.01531%
Amount of Registration Fee	$ 380,016.08
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock issuable with respect to the shares being registered hereunder as a result of a stock split, stock dividend, recapitalization or other similar event.
(2) This registration registers the resale of 34,369,190 shares of outstanding shares of common stock of the Registrant held by the selling shareholder.
(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on August 6, 2025.